HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2022
Held For Sale and Discontinued Operations [Abstract]
HELD FOR SALE AND DISCONTINUED OPERATIONS	HELD FOR SALE AND DISCONTINUED OPERATIONS
The following table provides the details of assets and liabilities classified as held-for-sale as of December 31, 2022:

	Assets held-for-sale		Liabilities held-for-sale

	2022	2021	2022	2021
Russia	5,792	—	4,232	—
Algeria	—	1,846	—	391
Other individual assets	—	18	—	—
Total assets and liabilities held for sale	5,792	1,864	4,232	391

The following table provides the details of loss after tax from discontinued operations and disposals of discontinued operations for the periods ended December 31:

	2022	2021	2020

Russia	(164)	530	(489)
Algeria
Profit / (loss) after tax for the period	144	151	79
Loss on disposal	(722)	—	—

Total loss after tax from discontinued operations and disposals of discontinued operations	(742)	681	(410)

Announced sale of operations in Russia

On November 24, 2022, VEON entered into an agreement (“SPA”) to sell VEON’s Russian operations to certain senior members of the management team of PJSC VimpelCom (“VimpelCom”), led by its current CEO, Aleksander Torbakhov. Under the agreement, VEON will receive consideration of RUB 130 billion (approximately US$1,900 as of December 31, 2022). It is expected that the consideration will be paid primarily by VimpelCom taking on and discharging certain VEON Holdings B.V.’s debt, thus significantly deleveraging VEON’s balance sheet. The SPA contains provisions amongst others that in the event Vimpelcom acquires VEON Holdings B.V.’s debt in excess of the sales consideration, VEON will work with the purchasers to satisfy its obligations to them as a bondholder. The transaction is subject to certain closing conditions including the receipt of requisite regulatory approvals and licenses from relevant government authorities in Russia and Western jurisdictions (United States, United Kingdom, European Union, and Bermuda) for the proposed structure of the sale. As of July 24, 2023, Russian regulatory approvals have been obtained as well as the OFAC license and required authorizations from the United Kingdom and Bermudan authorities. The remaining closing conditions to be satisfied include any required license from the European Union or any required consent from VEON creditors in order to cancel the debt provided as consideration and/or complete the sale. Refer to Note 23 for further developments.

Given the approvals and licenses required, the completion of the sale could be influenced by the political situation in Russia as well as the subsequent responses from Western jurisdictions. However, as of entering into the SPA, management believes that the sale is highly probable and the transaction is expected to be completed in 2023. Therefore, as a result of the expected disposal, VEON has classified its Russian operations as held-for-sale and discontinued operations upon the signing of the agreement on November 24, 2022. In connection with this classification, the Company no longer accounts for depreciation and amortization expenses of the assets of its Russian operations. The results for Russia in the consolidated income statements and the consolidated statements of cash flows for 2022, 2021 and 2020 have been presented separately.

The following table shows the assets and liabilities classified as held-for-sale relating to Russia as of December 31, 2022:

2022
Property and equipment	3,941
Intangible assets excl. goodwill	356
Goodwill	617
Deferred tax assets	78
Other non-current assets	50

Inventories	113
Trade and other receivables	367
Other current assets*	270
Total assets held for sale	5,792

Non-current liabilities
Debt and Derivatives - NCL	2,888
Other non current liabilities	64

Current liabilities
Trade and other payables	691
Debt & Derivatives - CL	306
Other non-financial liabilities	283
Total liabilities held for sale	4,232

*This include cash and cash equivalent of US$146 subject to currency restrictions that limited ability to upstream the cash or make certain payments outside the country, but these balances are otherwise freely available to the Russian operations.

Debt and derivatives include bank loans and bonds, including interest accrued, for which the fair value is equal to US$1,247, and Lease Liabilities, for which fair value has not been determined.

Net assets of the discontinued operations of Russia includes US$2,964 relating to cumulative currency translation losses as of December 31, 2022, which is accumulated in equity through other comprehensive income and will be recycled through the consolidated income statement upon the completion of the sale.

The following table shows the movements relating to Russian operations for the period ended December 31, 2022:

Net book value	Property and equipment	Intangible assets excl. goodwill	Goodwill
As of January 1, 2022	4,013	293	1,084

Additions	775	192	—
Disposals	(18)	(10)	4
Depreciation/amortization charge for the year	(947)	(131)	—
Reclassification as held for sale	(9)	—	—
Impairment	(5)	(2)	(445)
Transfers	—	—	—
Modifications of right-of-use assets	(166)	—	—
Translation adjustment	298	14	(26)

As of December 31, 2022	3,941	356	617
Total commitments related to the Russia operations pertaining to property, plant and equipment, intangible assets and other are US$528 (Less than 1 year: US$250, Between one and five years: US$91 and More than five years: US$187).
The following table shows the profit/(loss) and other comprehensive income relating to Russia operations for the periods ended December 31:

Income statement and statement of comprehensive income	2022	2021	2020

Operating revenue	4,277	3,943	3,811
Operating expenses **	(3,993)	(3,424)	(4,123)
Other expenses	(424)	(76)	(143)
Profit / (loss) before tax for the period	(140)	443	(455)
Income tax benefit / (expense)	(24)	87	(34)
Profit / (loss) after tax for the period	(164)	530	(489)

Other comprehensive income / (loss)*	(29)	(10)	(478)
Total comprehensive income / (loss)	(193)	520	(967)

*Other comprehensive income relates to the foreign currency translation of discontinued operations.
** In 2022, operating expenses includes an impairment of US$446 (2021:Nil, 2020:US$723) against the carrying value of goodwill in Russia recorded in the first quarter..

Russia impairment losses 2022

The conflict between Russia and Ukraine started on February 24, 2022 and has impacted our operations in Russia.

In response to the events in Ukraine, wide-ranging economic sanctions and trade restrictions were imposed on Russia by the United States, the European Union (and individual EU member states), the United Kingdom, as well as other countries which have targeted individuals and entities as well as large aspects of the Russian economy, including freezing the assets of Russia’s central bank, other Russian financial institutions, and individuals, removing selected Russian banks from the Swift banking system, and curbing certain products exported to Russia. Furthermore, as a response to the imposed sanctions, Russia introduced a number of counter-sanctions aimed at stabilizing domestic financial markets. These, among other things, include restrictions related to capital and foreign exchange controls, restrictions on lending to foreign (non-Russian) persons, restrictions on foreign persons’ transactions with Russian securities and real estate and limitations on export and import of certain goods into and outside Russia.

The above factors indicated a trigger that carrying value might be impaired and resulted in an impairment of US$446 against the carrying value of goodwill in Russia as of March 31, 2022, of which, the recoverable amount of the CGU was US$1,886. This was determined based on fair value less costs of disposal calculations (Level 3 in the fair value hierarchy) using a discounted cash flow model, based on cash flow projections from business plans prepared by management.

	March 31, 2022 ***			September 30, 2021			September 30, 2020
Key assumptions – Russia CGU	Explicit forecast period	Terminal period	Combined average *	Explicit forecast period	Terminal period	Combined average *	Explicit forecast period	Terminal period	Combined average *

Discount rate	—%	—%	20.5%	—%	—%	9.3%	—%	—%	10.1%
Average annual revenue growth rate	6.2%	1.6%	5.5%	5.0%	1.6%	4.4%	4.3%	1.8%	3.9%
Average operating margin	32.4%	35.0%	32.8%	33.2%	35.5%	33.6%	31.2%	35.7%	32.0%
Average CAPEX / revenue **	20.3%	18.0%	19.9%	25.4%	21.0%	24.7%	27.9%	21.0%	26.8%

* Combined average for 2022 is based on an explicit forecast period consisting of five years forecast plus the latest estimate for 2022 (2022-2027), and terminal period in 2028 (for 2020 being 2021-2025 with terminal period 2026); for comparative period 2021 the rates were revised to conform the calculation being 2022-2026 and terminal period in 2027.

** CAPEX excludes licenses and ROU assets.

*** The growth rates as of March 31, 2022, in the explicit forecast period and the combined average, were revised to conform the growth rates applied in the calculation of the recoverable amount in the first quarter of 2022.

The fair value less cost of disposal (“FVLCD”) for Russian operations as of September 30, 2022 (date of the annual impairment test) was based on the expected sales proceeds from third party bids which have been substantiated by the share price consideration of RUB 130 billion (approximately US$1,900) reflected in the SPA signed on November 24, 2022 (Level 2 in the fair value hierarchy). The fair value represented by the SPA exceeded the carrying value of the Russia CGU as of September 30, 2022, therefore no impairment was recorded. There were no triggering events indicating any impairment or decline in the fair value of Russian operations subsequent to its measurement as held for sale and discontinued operations.
Russia impairment losses 2021

There were no impairment losses recorded in Russia in 2021.

Russia impairment losses 2020

In recent years, Beeline Russia has seen a decline in its subscriber and revenue market share on the back of competitive pressures in the market, which have impacted both revenues and profitability. This underperformance has negatively impacted the fair value of our Russian business, and over time has eroded the existing headroom over the book value of the business. The impact of a weaker Russian ruble, along with ongoing COVID lockdowns and associated travel restrictions, have had a negative impact on consumer spending, which weakened particularly during the third quarter of 2020. Together with a slower than anticipated recovery in Beeline’s ARPU, which has in turn impacted our future projected revenue, a revision to our previous estimates has been deemed necessary.

Based on these revisions, VEON recorded an impairment of US$723 against the carrying value of goodwill in Russia in the third quarter of 2020. The recoverable amount of the CGU of US$3,001 was determined based on fair value less costs of disposal calculations (Level 3 in the fair value hierarchy) using a discounted cash flow model, based on cash flow projections from business plans prepared by management.

Exercised Put option to sell entirety stake in Omnium Telecom Algerie SpA

On July 1, 2021, VEON exercised its put option to sell the entirety of its 45.57% stake in its Algerian subsidiary, Omnium Telecom Algerie SpA (Algeria) to the Fonds National d'Investissement (FNI). Omnium owns Algerian mobile network operator, Djezzy. Under the terms of the Shareholders' Agreement, the transaction was completed on August 5, 2022 for a cash sale price of US$682 and control of Algeria was transferred to FNI. Refer to the table below for the results of the transaction.

On July 1, 2021, the Company classified its operations in Algeria as held-for-sale and discontinued operations. Following the classification as a disposal group held-for-sale, the Company did not account for depreciation and amortization expenses of Algeria assets. On August 5, 2022, the sale was completed and the net assets were disposed. The results for Algeria in the consolidated income statements and the consolidated statements of cash flows for 2022, 2021 and 2020 have been presented separately.

The following table shows the assets and liabilities disposed in 2022 and classified as held-for-sale relating to Algeria as of:

	August 5, 2022	December 31, 2021
Property and equipment	555	527
Intangible assets excl. goodwill	120	111
Goodwill	953	1,001
Deferred tax assets	35	35

Other current assets	234	172
Total assets disposed / held for sale	1,897	1,846

Non-current liabilities	91	106
Current liabilities	276	285
Total liabilities disposed / held for sale	367	391

The following table shows the profit/(loss) and other comprehensive income relating to Algeria operations for the periods ended:

Income statement and statement of comprehensive income	August 5, 2022	December 31, 2021	December 31, 2020

Operating revenue	378	659	689
Operating expenses	(212)	(470)	(564)
Other expenses	(7)	(17)	(17)
Profit / (loss) before tax for the period	159	172	108
Income tax benefit / (expense)	(15)	(21)	(29)
Profit / (loss) after tax for the period	144	151	79

Other comprehensive income / (loss)*	(65)	(68)	(157)
Total comprehensive income / (loss)	79	83	(78)

*Other comprehensive income is relating to the foreign currency translation of discontinued operations.
The following table shows the results for the disposal of the Algeria operations that are accounted for in these financials as of December 31, 2022:

2022
Consideration received in cash	682
Carrying amount of net assets at disposal*	(1,530)
De-recognition of non-controlling interest	824
Loss on sale before reclassification of foreign currency translation reserve	(24)
Reclassification of foreign currency translation reserve	(698)
Net loss on disposal of Algeria operations	(722)

*Net assets include US$175 relating to cash and cash equivalents at disposal

ACCOUNTING POLICIES

Non-current assets (or disposal groups) are classified as held-for-sale if their carrying amount will be recovered principally through a sale transaction or loss of control rather than through continuing use, and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell.

Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale. Assets and liabilities of a disposal group classified as held-for-sale are presented separately from the other assets and liabilities in the statement of financial position without restating the prior period comparatives.

A discontinued operation is a component that is classified as held-for-sale and that represents a separate major line of business or geographical area of operations. Discontinued operations are excluded from the results of continuing operations and are presented as a single amount in the income statement and cash flow statement within operating, investing and financing activities in the current period and comparative periods. All other notes to the financial statements include amounts for continuing operations, unless otherwise mentioned.